Accounts receivable from card issuers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade Receivables [abstract]
Summary of Accounts Receivables

	2020	2019

Accounts receivable from card issuers (a)	16,031,948	13,595,133
Accounts receivable from other acquirers (b)	287,972	478,917
Allowance for expected credit losses	(12,765)	(7,236)
	16,307,155	14,066,814

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.

Summary of Allowance for Expected Credit Losses
The movement in the allowance for expected credit losses of accounts receivable from card issuers is as follows:

	2020	2019

At January 1	7,236	5,826
Charge for the year	6,626	1,771
Reversal	(1,097)	(361)
At December 31	12,765	7,236